Equity (Details 2) - AUD ($)				1 Months Ended	6 Months Ended
		Nov. 24, 2020	Oct. 23, 2020	Jul. 02, 2020	Dec. 31, 2020
Equity [Abstract]
Number Issue of shares under ATM facility				47,646,000
Issue price of shares under ATM facility	[1]			$ 0.033
Issue of shares under ATM facility				$ 1,562,055
Number of Issue of shares under private placement		674,694,939	271,251,007
Issue price of shares under private placement	[1]	$ 0.037	$ 0.037
Issue of shares under private placement		$ 24,963,713	$ 10,036,287
Total number of shares issued					993,591,946
Total value of shares issued					$ 36,562,055

[1]	Reflects the issue price rounded to the nearest three decimal places